Leases - Schedule of Supplemental Balance Sheet Information Related to Leases (Details)	Dec. 31, 2025	Dec. 31, 2024
Weighted average remaining lease term (years)
Operating lease, weighted average remaining lease term	5 years 3 months 18 days	5 years 7 months 6 days
Finance lease, weighted average remaining lease term	11 years 8 months 12 days	12 years 8 months 12 days
Weighted average discount rate
Operating lease, weighted average discount rate (in percentage)	6.80%	6.60%
Finance lease, weighted average discount rate (in percentage)	6.50%	6.50%